Stock Based Compensation Stock Option Activity (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 06, 2015	Mar. 31, 2016	Sep. 30, 2015
Option Shares Outstanding
Outstanding, Beginning Balance		10,776,500	8,637,962
Awarded		0	4,262,500
Exercised		0	1,025,000
Forfeited		(37,500)	(1,098,962)
Outstanding, Ending Balance		10,739,000	10,776,500
Vested	150,000	9,816,751	8,796,959
Vested and expected to vest		10,739,000	10,776,500
Weighted Average Exercise Price
Outstanding, Beginning Balance		$ 0.3	$ 0.38
Awarded		0	0.21
Exercised		0	0.33
Forfeited		0.22	0.36
Outstanding, Ending Balance		0.31	0.3
Vested		0.31	0.32
Vested and expected to vest		$ 0.31	$ 0.3
Weighted Average Remaining Contractual Term (years)
Awarded		0 years	0 years
Exercised		0 years	0 years
Forfeited		0 years	0 years
Balance		5 years 8 months 1 day	6 years 10 months 6 days
Vested		4 years 10 months 13 days	4 years 8 months 23 days
Vested and expected to vest		5 years 8 months 1 day	6 years 10 months 6 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance		$ 335,435	$ 0
Awarded		0	0
Exercised		0	0
Forfeited		0	0
Outstanding, Ending Balance		593,828	335,435
Vested		434,330	200,668
Vested and expected to vest		$ 593,828	$ 335,435